(Income) or Expense Recognized in Earnings Related to Fair Value Hedges (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Services
Derivative [Line Items]
Interest and other borrowing expenses - interest-rate swaps	$ (4.4)	$ (1.0)
Interest and other borrowing expenses - term notes	$ 3.7	$ 0.9